Risk Management Activities Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
The following table sets forth certain information regarding the Partnership's various interest rate swaps as of December 31, 2013:

Effective Date	Expiration Date	Notional Amount	Fixed Rate
6/22/2011	6/22/2015	$250,000,000	2.95%

Schedule of Price Risk Derivatives [Table Text Block]
The following tables set forth certain information regarding the Partnership's commodity derivatives. Within the table, some trades of the same commodities with the same tenors have been aggregated and shown as weighted averages.

Commodity derivatives, as of December 31, 2013, that will mature during the years ended December 31, 2014, 2015 and 2016:

Underlying	Type	Notional Volumes (units) (a)	Floor Strike Price ($/unit)(b)	Cap Strike Price ($/unit)(b)
Portion of Contracts Maturing in 2014
Natural Gas	Swap (Pay Floating/Receive Fixed)	11,760,000	$4.51
Crude Oil	Swap (Pay Floating/Receive Fixed)	1,248,000	$96.14
Crude Oil	Swap (Pay Fixed/Receive Floating)	199,140	$92.53
Propane	Swap (Pay Floating/Receive Fixed)	9,576,000	$1.06
IsoButane	Swap (Pay Floating/Receive Fixed)	2,268,000	$1.31
Normal Butane	Swap (Pay Floating/Receive Fixed)	4,132,800	$1.30
Portion of Contracts Maturing in 2015
Natural Gas	Swap (Pay Floating/Receive Fixed)	10,800,000	$4.07
Crude Oil	Costless Collar	480,000	$90.00	$97.55
Crude Oil	Swap (Pay Floating/Receive Fixed)	630,000	$89.78
Portion of Contracts Maturing in 2016
Natural Gas	Swap (Pay Floating/Receive Fixed)	9,480,000	$4.25
Crude Oil	Swap (Pay Floating/Receive Fixed)	936,000	$84.66
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(a)	Volumes of natural gas are measured in MMbtu, volumes of crude oil are measured in barrels, and volumes of natural gas liquids are measured in gallons.

(b)	Amounts represent the weighted average price. The weighted average prices are in $/MMbtu for natural gas, $/barrel for crude oil and $/gallon for natural gas liquids.

The table above does not include derivative contracts that have been classified as assets and liabilities held for sale within the audited consolidated balance sheet (see Note 18).

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

Fair values of interest rate and commodity derivative instruments not designated as hedging instruments in the consolidated balance sheet as of December 31, 2013 and December 31, 2012:

	As of December 31, 2013
	Derivative Assets		Derivative Liabilities
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
	($ in thousands)
Interest rate derivatives - liabilities	Current assets	$—	Current liabilities	$(6,210)
Interest rate derivatives - liabilities	Long-term assets	—	Long-term liabilities	(2,885)
Commodity derivatives - assets	Current assets	6,841	Current liabilities	1,043
Commodity derivatives - assets	Long-term assets	4,669	Long-term liabilities	202
Commodity derivatives - assets	Assets held for sale	6,017	Liabilities held for sale	1,973
Commodity derivatives - liabilities	Current assets	(1,282)	Current liabilities	(3,193)
Commodity derivatives - liabilities	Long-term assets	(798)	Long-term liabilities	(143)
Commodity derivatives - liabilities	Assets held for sale	(824)	Liabilities held for sale	(5,658)
Total derivatives		$14,623		$(14,871)

	As of December 31, 2012
	Derivative Assets		Derivative Liabilities
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
	($ in thousands)
Interest rate derivatives - liabilities	Current assets	$(4,844)	Current liabilities	$(1,201)
Interest rate derivatives - liabilities	Long-term assets	(7,002)	Long-term liabilities	(1,700)
Commodity derivatives - assets	Current assets	21,547	Current liabilities	—
Commodity derivatives - assets	Long-term assets	7,963	Long-term liabilities	—
Commodity derivatives - assets	Assets held for sale	27,010	Liabilities held for sale	19
Commodity derivatives - liabilities	Current assets	(953)	Current liabilities	—
Commodity derivatives - liabilities	Long-term assets	(1,728)	Long-term liabilities	—
Commodity derivatives - liabilities	Assets held for sale	(700)	Liabilities held for sale	(49)
Total derivatives		$41,293		$(2,931)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The following table sets forth the location of gains and losses for derivatives not designated as hedging instruments within the Partnership's audited consolidated statement of operations (in thousands):

Amount of Gain (Loss) Recognized in Income on Derivatives		Year Ended December 31,
		2013	2012	2011
Interest rate derivatives	Interest rate risk management losses, net	$(1,104)	$(4,727)	$(11,401)
Commodity derivatives	Commodity risk management gains (losses), net	(3,937)	28,110	37,269
Commodity derivatives	Discontinued operations	(14,596)	29,784	(4,759)
Commodity derivatives -trading	Discontinued operations	315	(192)	772
	Total	$(19,322)	$52,975	$21,881